Other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Other current assets
(USD millions)	2018	2017

VAT receivable	588	717

Withholding tax recoverable	99	93

Prepaid expenses
– Third parties	811	753

– Associated companies	1	3

Receivables from associated companies	2	8

Contingent consideration receivable [1]		450

Other receivables and current assets	1 360	1 030

Total other current assets	2 861	3 054

[1] Note 28 provides additional disclosures related to contingent consideration.